Note 20 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2021			2020
	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated
Net Interest Income	$20,746	$(126)	$20,620	$11,190	$(355)	$10,835
Provision for Loan Losses	2,201	--	2,201	830	--	830
Net Interest Income after Provision for Loan Losses	18,545	(126)	18,419	10,360	(355)	10,005

Non-Interest Income
Mortgage banking and title abstract fees	1,937	562	2,499	923	656	1,579
Real estate sales commissions, net	170	--	170	159	--	159
Insurance commissions	509	--	509	490	--	490
Other fees and services charges	255	--	255	109	--	109
Loan servicing income	149	--	149	--	--	--
Income from bank-owned life insurance	83	--	83	80	--	80
Net gain on loans held for sale	3,804	3,077	6,881	--	4,320	4,320
Gain on the sale of SBA loans	1,147	--	1,147	115	--	115
Loss on sale of investment securities available for sale	362	--	362	--	--	--
Loss on sales and write-downs of other real estate owned	(73)	--	(73)	(197)	--	(197)
Total Non-Interest Income	8,343	3,639	11,982	1,679	4,976	6,655

Non-Interest Expense
Salaries and employee benefits	13,492	2,046	15,538	6,980	1,447	8,427
Directors’ fees and expenses	252	--	252	232	--	232
Occupancy and equipment	1,322	299	1,621	631	282	913
Data processing	605	296	901	470	247	717
Professional fees	586	73	659	501	40	541
FDIC deposit insurance assessment	331	--	331	121	--	121
Other real estate owned expenses	--	--	--	42	--	42
Advertising	289	62	351	92	21	113
Amortization of other intangible	49	--	49	49	--	49
Other	1,289	96	1,385	909	59	968
Total Non-Interest Expense	18,215	2,872	21,087	10,027	2,096	12,123

Pretax Segment Profit	$8,673	$641	$9,314	$2,012	$2,525	$4,537

Segment Assets	$524,943	$29,172	$554,115	$422,230	$61,845	$484,075